Income Taxes (Tables)	12 Months Ended
Oct. 29, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes

Provision for income taxes is summarized as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Current:
Federal	$12,564	$13,970	$2,319
State	4,147	3,290	1,301

Total Current	16,711	17,260	3,620

Deferred:
Federal	(2,250)	(4,749)	152
State	(1,411)	(576)	(477)

Total Deferred	(3,661)	(5,325)	(325)

Provision for income taxes	$13,050	$11,935	$3,295

Reconciliation of Income Tax Expense at Federal Statutory Rate to Company's Provision for Income Taxes

Income tax expense at the federal statutory rate is reconciled to the Company’s provision for income taxes as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Income tax expense at federal statutory rate	$15,135	$12,184	$1,626
State expense	1,590	1,558	460
Deferred Adjustments	(1,531)	—	—
Manufacturing and research incentives	(2,592)	(1,475)	(363)
Nondeductible items	988	219	1,520
Other items	(540)	(551)	52

Provision for income taxes	$13,050	$11,935	$3,295

Temporary Differences and Carryforwards that Give Rise to Deferred Tax Assets and Liabilities

Temporary differences and carryforwards that give rise to deferred tax assets and liabilities include the following items:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Deferred tax assets:
Product warranty	$14,201	$9,256
Inventory	5,891	7,697
Deferred employee benefits	9,096	4,609
Net operating loss and credits	2,114	1,675
Other reserves and allowances	5,311	3,885

Gross deferred tax assets	36,613	27,122
Less valuation allowance	(154)	(797)

Deferred tax assets	36,459	26,325

Deferred tax liabilities:
Intangible assets	(40,817)	(41,403)
Property, plant and equipment	(12,661)	(6,542)
Other	(430)	(385)

Deferred tax liabilities	(53,908)	(48,330)

Net deferred tax liability	$(17,449)	$(22,005)

The net deferred tax assets/(liabilities) reflected in the consolidated balance sheet are as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Current deferred tax asset	$—	$23,599
Noncurrent deferred tax liability	(17,449)	(45,604)

Net deferred tax liability	$(17,449)	$(22,005)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Balance at beginning of year	$4,166	$4,612	$4,509
Additions (reductions) for tax positions in prior year	(1,501)	74	80
Additions for tax positions in current year	192	16	23
Cash settlements with taxing authorities	(34)	(430)	—
Statute of limitations	(144)	(106)	—

Balance at end of year	$2,679	$4,166	$4,612